Information Regarding Members of the Board of Directors, the Group Management and Employees - Summary of Remuneration to Members of the Board of Directors (Parenthetical) (Detail) - SEK (kr)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Information About Board Management and Employees [Line Items]
Share price used to calculate value of synthetic shares	kr 53.85
Dividend compensation per share included in value of synthetic shares		kr 1.00	kr 3.70	kr 3.40	kr 3.00
Social security charges	kr 2,964,677
Jacob Wallenberg [Member]
Disclosure of Information About Board Management and Employees [Line Items]
Statutory social charges	kr 174,460